Related-party transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related-party transactions
15.	RELATED-PARTY TRANSACTIONS

Throughout the Company’s history, the Company has obtained equity funding from strategic partners whom the Company transacts with through the ordinary course of business. As such, the Company has customers who are also shareholders and directors in the Company. The Company charges market rates for products and services which are offered to these strategic partners customers. As of March 31, 2021 and December 31, 2020, the Company had $721 and $1,372, respectively, of receivables due from these customers, which are included within accounts receivable on the Condensed Consolidated Balance Sheets. For the three months ended March 31, 2021 and 2020, the Company had $220 and $233, respectively, of hardware revenue, and $170 and $114, respectively, of software revenue, which was included within the Condensed Consolidated Statements of Operations and Comprehensive Loss.

In addition to its related party customers, the Company also has shareholders who are considered related party vendors that the Company transacts with through the ordinary course of business, and the Company pays market rates for products and services with these vendors. As of March 31, 2021 and December 31, 2020, the Company had $504 and $145, respectively, of payables due to these vendors, which are included within accounts payable on the Condensed Consolidated Balance Sheets.

In January 2020, the Company signed a new one-year sublease agreement for their New York City office space where the landlord is a shareholder of the Company. For the three months ended March 31, 2021 and 2020, the Company had rental expense of zero and $575 related to the sublease, which is consistent with market rental rates for similar subleases. Refer to Note 10, Commitments and Contingencies, for additional information.

Additionally, in August 2020, the Company hired a chief product officer who is also the sole owner of one of the Company’s vendors. The Company currently engages with the vendor through the ordinary course of business, resulting in related party transactions. The Company pays market rates for products and services with this vendor. Total expense with this vendor for the three months ended March 31, 2021 was $107. As of March 31, 2021 and December 31, 2020, the Company had $14 and $43 of payables, respectively, which is included within accounts payable on the Condensed Consolidated Balance Sheets. The Company no longer engages with this vendor.

In January 2021, one of the Company’s existing equity holders acquired shares of the Company’s common stock from certain employees and nonemployee service providers. See Note 11 Convertible Preferred Stock and Equity for additional information.

15.	RELATED-PARTY TRANSACTIONS

Throughout the Company’s history, the Company has obtained equity funding from strategic partners whom the Company transacts with through the ordinary course of business. As such, the Company has customers who are also shareholders and directors in the Company. The Company charges market rates for products and services which are offered to these strategic partners customers. As of December 31, 2020 and 2019, the Company had $1,372 and $487, respectively, of receivables due from these customers, which are included within accounts receivable on the Consolidated Balance Sheets. For the years ended December 31, 2020 and 2019, the Company had $1,928 and $1,998, respectively, of hardware revenue, and $384 and $144, respectively, of software revenue, which was included within the Consolidated Statements of Operations and Comprehensive Income (Loss).

In addition to its related party customers, the Company also has shareholders who are considered related party vendors that the Company transacts with through the ordinary course of business, and the Company pays market rates for products and services with these vendors. As of December 31, 2020 and 2019, the Company had $145 and $47, respectively, of payables due to these vendors, which are included within accounts payable on the Consolidated Balance Sheets.

In January 2020, the Company signed a new one-year sublease agreement for their New York City office space where the landlord is a shareholder of the Company. For the year ended December 31, 2020, the Company had rental expense of $575 related to the sublease, which is consistent with market rental rates for similar subleases. Refer to Note 10, Commitments and Contingencies, for additional information.

Additionally, in August 2020, the Company hired a chief product officer who is also the sole owner of one of the Company’s vendors. The Company currently engages with the vendor through the ordinary course of business, resulting in related party transactions. The Company pays market rates for products and services with this vendor. Total expense with this vendor for the year ended December 31, 2020 was $775. As of December 31, 2020, the Company had $43 of payables, which is included within accounts payable on the Consolidated Balance Sheets.